PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 CNY (¥) Plant segment	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) Plant	Nov. 30, 2019 Plant	Apr. 01, 2019	Mar. 31, 2019	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Foreign currency translation
Cash, cash equivalents, and restricted cash		¥ 10,387,200,000		¥ 6,161,700,000
Short-term and long-term advances to suppliers
Provision for advance to suppliers		0		0	¥ 0
Provision for loss on long-term contracts		0		0	0
Interest Capitalization
Interest Expense		605,882,474		429,347,129	322,002,538
Interest and Other Income		¥ 170,984,099		83,461,323	58,810,160
Assets Held For Sale
Number of solar power plants held for sale | Plant		2				2	2
Project assets
Project assets, useful life		20 years	20 years
Revenue recognition
Return percentage, minimum		5.00%	5.00%
VAT rate								13.00%	16.00%
Number of Operating Segments | segment		1	1
Retainage		¥ 55,582,550		63,243,490
Retain percentage, maximum		10.00%	10.00%
Contract Receivable Retainage, Description		As a result of adopting ASC Topic 606, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires	As a result of adopting ASC Topic 606, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires
Cost of revenue
Cost of electricity sales		¥ 19,400,000
Warranty cost
Product defect, minimum warranty		5 years	5 years
Product defect, maximum warranty		10 years	10 years
Product decline, minimum warranty		10 years	10 years
Product decline, maximum warranty		25 years	25 years
Warranty cost expenses		¥ 303,652,391		278,417,311	299,331,077
Utilization of warranty accruals		¥ 85,035,667		102,600,327	114,112,651
Product decline, minimum percentage		10.00%	10.00%
Product decline, maximum percentage		20.00%	20.00%
Product failure rate over warranty period		1.00%	1.00%
Past years matching actual claims with expected estimates.		2 years	2 years
Government grants
Subsidy income		¥ 63,016,966	$ 9,051,821	52,176,462	147,916,764
Government grants related to assets		24,889,754		8,102,911	26,306,649
Appropriation to statutory reserves		¥ 0		0	0
Convenience translation
Exchange rate		6.9618				6.9618
Standard and Extended Product Warranty Accrual		¥ 123,853,626		162,447,593	117,165,077
Contract Retainage Receivable, Additions					8,821,018
Contract Retainage Revenue		¥ 7,660,940		26,604,993	63,847,987
Capitalized Contract Cost, Net | $						$ 0					$ 0
Revenue, Practical Expedient, Financing Component [true false]		true	true
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information		Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Unrecognized Tax Benefits | $						0					$ 0	$ 0
Appropriations to Free Reserves Percentage		10.00%	10.00%
Revenue, Performance Obligation, Description of Payment Terms		customers to make full payment within 90 days and our domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends	customers to make full payment within 90 days and our domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends
Operating Lease, Right-of-Use Asset		¥ 317,903,640				45,664,001
Finance Lease, Right-of-Use Asset		1,259,713,215				180,946,482
Long-term borrowings		(1,586,187,165)		(1,954,830,774)		(227,841,530)
Other payables and accruals		(3,055,929,756)		(2,281,024,560)		$ (438,956,841)
ASC 606 [Member] | Restatement Adjustment [Member]
Convenience translation
Retained Earnings (Accumulated Deficit) | $	$ 0
Accounting Standards Update 2016-02 [Member] | Restatement Adjustment [Member]
Convenience translation
Operating Lease, Liability										¥ 269,000,000
Finance Lease, Right-of-Use Asset		269,000,000								¥ 748,000,000
Long-term borrowings		338,000,000
Other payables and accruals		287,000,000
Electricity [Member]
Cost of revenue
Cost of electricity sales				0	3,100,000
Shipping and Handling [Member]
Cost of revenue
Cost of electricity sales		1,489,639,843		1,005,186,974	1,220,560,478
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized		43,841,311		51,243,764	17,662,780
Statutory reserves [Member]
Government grants
Appropriation to statutory reserves		¥ 119,530,534		¥ 53,290,350	¥ 50,632,996
Minimum [Member]
Project assets
Lessee, Operating Lease, Term of Contract		3 years				3 years
Revenue recognition
Contract Receivable Retainage Period		1 year	1 year
percentage Contract Price		5.00%				5.00%
Convenience translation
Percentage of Revenue Recognized	90.00%
Maximum [Member]
Project assets
Lessee, Operating Lease, Term of Contract		20 years				20 years
Revenue recognition
Contract Receivable Retainage Period		2 years	2 years
percentage Contract Price		10.00%				10.00%
Convenience translation
Percentage of Revenue Recognized	95.00%
Land use rights [Member]
Project assets
Intangible asset, useful life, minimum		50 years	50 years
Intangible asset, useful life, maximum		70 years	70 years
Purchased software and trademark registration fees [Member]
Project assets
Intangible asset, useful life, minimum		5 years	5 years
Intangible asset, useful life, maximum		10 years	10 years
Buildings [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life		20 years	20 years
Machinery and equipment [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life		10 years	10 years
Furniture, fixture and office equipment [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life		3 years	3 years
Furniture, fixture and office equipment [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life		5 years	5 years
Motor vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life		4 years	4 years
Motor vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life		5 years	5 years